Other Payables (Tables)	12 Months Ended
Dec. 31, 2018
Trade And Other Current Payables [Abstract]
Summary of Other Payables

	December 31
	2017	2018
	NT$	NT$
	(In Millions)
Accrued salary and compensation	$9,748	$9,041
Accrued compensation to employees and remuneration to directors and supervisors	1,949	1,739
Payables to contractors	2,058	1,710
Payables to equipment suppliers	1,690	1,459
Amounts collected for others	1,203	1,226
Accrued franchise fees	1,248	1,151
Accrued maintenance costs	1,081	1,050
Others	6,024	5,939
	$25,001	$23,315